COLUMBIA FUNDS VARIABLE INSURANCE TRUST

225 Franklin Street

Boston, MA 02110

May 1, 2014

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)
            Columbia Variable Portfolio-Asset Allocation Fund
            Columbia Variable Portfolio-Contrarian Core Fund
            Columbia Variable Portfolio-Core Bond Fund
            Columbia Variable Portfolio-Managed Volatility Conservative Fund
            Columbia Variable Portfolio-Managed Volatility Conservative Growth Fund
            Columbia Variable Portfolio-Managed Volatility Growth Fund
            Columbia Variable Portfolio-Multi-Strategy Alternatives Fund
            Columbia Variable Portfolio-Select Large Cap Growth Fund
            Columbia Variable Portfolio-Small Cap Value Fund
            Columbia Variable Portfolio-Small Company Growth Fund
            Columbia Variable Portfolio-Strategic Income Fund
            Variable Portfolio-AQR Managed Futures Strategy Fund
            Variable Portfolio-Goldman Sachs Commodity Strategy Fund
Variable Portfolio-Pyrford International Equity Fund
Post-Effective Amendment No. 55
File Nos. 033-14954/ 811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 55 (Amendment). This Amendment was filed electronically on April 29, 2014.

If you have any questions regarding this filing, please contact the undersigned at 617-385-9536 or Katina A. Walker at 612-671-6990.

Sincerely,

/s/  Ryan C. Larrenaga

      Ryan C. Larrenaga

      Assistant Secretary

      COLUMBIA FUNDS VARIABLE INSURANCE TRUST